Biological Assets (Tables)	9 Months Ended
Sep. 30, 2025
Biological Assets [Abstract]
Schedule of Changes in Biological Assets
	Current		Non-current
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Balance at the beginning of the period	1,608,223	1,712,153	518,234	531,477
Increase by reproduction (born) and cost absorption including death	7,872,422	7,946,809	1,083,884	1,044,216
Reduction for slaughter, sale or consumption	(8,897,041)	(9,087,750)	(49,494)	(52,962)
Purchases	370,420	324,336	192,529	180,481
Fair value adjustments	67,080	56,074	(18)	(108)
Reclassification from non-current to current	697,342	704,768	(697,342)	(704,768)
Exchange rate variation	102,369	(66,386)	30,731	(21,790)
Amortization	—	—	(476,335)	(449,194)
Balance at the end of the period	1,820,815	1,590,004	602,189	527,352